UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

            ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-10019

Name of Fund:  Master U.S. High Yield Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       Robert C. Doll, Jr., Chief Executive Officer, Master U.S. High Yield Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
       P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2006

Date of reporting period: 07/01/04 - 06/30/05

Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)  The name of the issuer of the portfolio security;

(b)  The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)  The shareholder meeting date;

(e)  A brief identification of the matter voted on;

(f)  Whether the matter was proposed by the issuer or by a security holder;

(g)  Whether the registrant cast its vote on the matter;

(h)  How the registrant cast its vote; and

(i)  Whether the registrant cast its vote for or against management.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10019
Reporting Period: 07/01/2004 - 06/30/2005
Master US High Yield Trust









========================== MASTER US HIGH YIELD TRUST ==========================


EMMIS COMMUNICATIONS CORP.

Ticker:       EMMS           Security ID:  291525202
Meeting Date: JUN 13, 2005   Meeting Type: Special
Record Date:  MAY 25, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve/Amend Conversion of Securities    For       For        Management


--------------------------------------------------------------------------------

TELEWEST GLOBAL, INC.

Ticker:       TLWT           Security ID:  87956T107
Meeting Date: MAY 9, 2005    Meeting Type: Annual
Record Date:  APR 1, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Barry R. Elson            For       For        Management
1.2   Elect  Director Michael J. McGuiness      For       For        Management
2     Ratify Auditors                           For       For        Management
3     Approve Executive Incentive Bonus Plan    For       For        Management


--------------------------------------------------------------------------------

THERMADYNE HOLDINGS CORP.

Ticker:       THMD           Security ID:  883435307
Meeting Date: APR 19, 2005   Meeting Type: Annual
Record Date:  MAR 9, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Paul D. Melnuk            For       For        Management
1.2   Elect  Director Andrew L. Berger          For       For        Management
1.3   Elect  Director James B. Gamache          For       For        Management
1.4   Elect  Director Marnie S. Gordon          For       For        Management
1.5   Elect  Director John G. Johnson, Jr.      For       For        Management
1.6   Elect  Director Bradley G. Pattelli       For       For        Management
2     Approve Qualified Employee Stock Purchase For       For        Management
      Plan
3     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

TRICO MARINE SERVICES, INC.

Ticker:       TRMA           Security ID:  896106200
Meeting Date: JUN 15, 2005   Meeting Type: Annual
Record Date:  APR 29, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Richard A. Bachmann       For       For        Management
1.2   Elect  Director Kenneth M. Burke          For       For        Management
2     Ratify Auditors                           For       For        Management
3     Other Business                            None      Against    Management


--------------------------------------------------------------------------------

WESTERN FOREST PRODUCTS

Ticker:       WEF.           Security ID:  958211203
Meeting Date: JUN 15, 2005   Meeting Type: Annual
Record Date:  MAY 12, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Fix Number of Directors at Seven          For       For        Management
2.1   Elect James Arthurs as Director           For       For        Management
2.2   Elect Lee Doney as Director               For       For        Management
2.3   Elect Peter Gordon as Director            For       For        Management
2.4   Elect Reynold Hert as Director            For       For        Management
2.5   Elect John Lacey as Director              For       For        Management
2.6   Elect John MacIntyre as Director          For       For        Management
2.7   Elect John B. Newman as Director          For       For        Management
3     Appoint KPMG LLP as Auditors              For       For        Management
4     Authorize Board to Fix Remuneration of    For       For        Management
      the Auditors
5     Amend Bylaws Re: Procedure for Chairing   For       For        Management
      Board Meeting

========== END NPX REPORT


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Master U.S. High Yield Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Master U.S. High Yield Trust

Date:  August 25, 2005